Retirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits

The following table presents the components of net periodic pension cost and amounts recognized in other comprehensive income (loss) for our pension plans:

	Three Months Ended
	March 31,
(in millions)	2014	2013
Components of net periodic pension cost:
Service cost	$0.3	$0.4
Interest cost	0.6	0.5
Expected return on plan assets	(0.7)	(0.6)
Amortization of actuarial losses(a)	0.2	0.3
Net periodic pension cost	$0.4	$0.6

(a)	Reflects amounts reclassified from accumulated other comprehensive income (loss) to net income.

In the three months ended March 31, 2014, we contributed $0.3 million to our pension plans. In 2014, we expect to contribute approximately $2.0 million to our pension plans.

RETIREMENT BENEFITS
The Company sponsors two defined benefit pension plans covering specific groups of employees in Canada and the United States. The benefits for the pension plan in Canada are based primarily on an employee’s years of service and average pay near retirement. Participating employees in this plan are vested after two years of service or immediately, depending on the province of their employment. The Company funds this plan in accordance with the rules and regulations of the Pension Benefits Act of the Province of Ontario, Canada. Plan assets consist principally of equity securities, corporate bonds and government related securities included in a master trust. The pension plan in the United States covers a small number of hourly employees of the Company. The investments of the pension plan in the United States consist entirely of the plan’s interest in a master trust, which invests the assets of this plan as well as several other defined benefit plans sponsored by CBS. The plan’s interest in the master trust is less than one percent. The plan is funded in accordance with requirements of the Employee Retirement Income Security Act of 1974, as amended.
The Company uses a December 31 measurement date for all pension plans.
The following table sets forth the change in benefit obligation for the Company’s pension plans.

	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$52.7	$46.8
Service cost	1.7	1.5
Interest cost	2.0	2.2
Actuarial (gain) loss	(5.1)	2.7
Benefits paid	(1.6)	(2.2)
Cumulative translation adjustments	(3.7)	1.7
Benefit obligation, end of year	$46.0	$52.7

The following table sets forth the change in plan assets for the Company’s pension plans.

	2013	2012
Change in plan assets:
Fair value of plan assets, beginning of year	$40.1	$34.2
Actual return on plan assets	4.5	2.8
Employer contributions	3.8	4.1
Benefits paid	(1.6)	(2.2)
Cumulative translation adjustments	(3.1)	1.2
Fair value of plan assets, end of year	$43.7	$40.1

The funded status of pension benefit obligations and the related amounts recognized on the Combined Consolidated Balance Sheets were as follows:

At December 31,	2013	2012
Funded status, end of year	$(2.3)	$(12.6)
Amounts recognized on Combined Consolidated Balance Sheets:
Other noncurrent liabilities	$(2.3)	$(12.6)
Net amounts recognized	$(2.3)	$(12.6)

The following amounts were recognized in accumulated other comprehensive loss on the Combined Consolidated Balance Sheets.

At December 31,	2013	2012
Net actuarial loss	$(10.2)	$(19.3)
Deferred income taxes	4.3	7.6
Net amount recognized in accumulated other comprehensive loss	$(5.9)	$(11.7)

The accumulated benefit obligation for the defined benefit pension plans was $41.6 million and $46.5 million at December 31, 2013 and 2012, respectively.
The information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

At December 31,	2013	2012
Projected benefit obligation	$2.0	$52.7
Accumulated benefit obligation	$1.9	$46.5
Fair value of plan assets	$1.8	$40.1

For the Company’s pension plan in Canada, the fair value of plan assets exceeded the accumulated benefit obligation at December 31, 2013.
The following tables present the components of net periodic pension cost and amounts recognized in other comprehensive income (loss).

Year Ended December 31,	2013	2012	2011
Components of net periodic pension cost:
Service cost	$1.7	$1.5	$1.3
Interest cost	2.0	2.2	2.2
Expected return on plan assets	(2.4)	(2.1)	(2.2)
Amortization of actuarial losses	1.0	0.9	0.4
Net periodic pension cost	$2.3	$2.5	$1.7

Year Ended December 31,	2013
Other comprehensive income (loss):
Actuarial gains	$7.2
Amortization of actuarial losses (a)	1.0
Cumulative translation adjustments	0.9
9.1
Deferred income taxes	(3.3)
Recognized in other comprehensive loss, net of tax	$5.8

(a)	Reflects amounts reclassified from accumulated other comprehensive income (loss) to net income.
Estimated net actuarial losses related to the defined benefit pension plans of approximately $.4 million, will be amortized from accumulated other comprehensive loss into net periodic pension costs in 2014.

	2013	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.0%	4.0%
Rate of compensation increase	3.0%	3.0%
Weighted average assumptions used to determine net periodic cost for the year ended December 31:
Discount rate	4.0%	4.5%
Expected long-term return on plan assets	6.0%	6.2%
Rate of compensation increase	3.0%	3.0%

For each pension plan, the discount rate is determined based on the yield on portfolios of high quality bonds, constructed to provide cash flows necessary to meet the expected future benefit payments, as determined for the projected benefit obligation. The expected return on plan assets assumption was derived using the current and expected asset allocation of the pension plan assets and considering historical as well as expected returns on various classes of plan assets.
Plan Assets
The Company’s plan assets are included in a master trust in Canada and a master trust in the United States, both administered by CBS. The asset allocations of these master trusts are based upon an analysis of the timing and amount of projected benefit payments, projected company contributions, the expected returns and risk of the asset classes and the correlation of those returns. At December 31, 2013, the Company invested approximately 40% in fixed income instruments, 54% in equity instruments, and the remainder in cash, cash equivalents and other investments.
The following tables set forth the Company’s pension plan assets measured at fair value on a recurring basis at December 31, 2013 and 2012. These assets have been categorized according to the three-level fair value hierarchy established by the FASB which prioritizes the inputs used in measuring fair value. Level 1 is based on quoted prices for the asset in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset in inactive markets or quoted prices for similar assets. Level 3 is based on unobservable inputs that market participants would use in pricing the asset.

At December 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$—	$2.6	$—	$2.6
Fixed income securities:
Government related securities	1.4	6.3	—	7.7
Corporate bonds (b)	—	9.6	—	9.6
Equity securities: (c)
U.S. equity	4.9	2.6	—	7.5
International equity	—	16.2	—	16.2
Other	—	0.1	—	0.1
Total assets	$6.3	$37.4	$—	$43.7

At December 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$0.1	$1.9	$—	$2.0
Fixed income securities:
Government related securities	2.1	6.8	—	8.9
Corporate bonds (b)	—	9.1	—	9.1
Equity securities: (c)
U.S. equity	3.8	2.0	—	5.8
International equity	—	14.2	—	14.2
Other	—	0.1	—	0.1
Total assets	$6.0	$34.1	$—	$40.1

(a)	Assets categorized as Level 2 reflect investments in money market funds.

(b)	Securities of diverse industries, substantially all investment grade.

(c)	Assets categorized as Level 2 reflect investments in common collective funds.
Money market investments are carried at amortized cost which approximates fair value due to the short-term maturity of these investments. Investments in equity securities are reported at fair value based on quoted market prices on national security exchanges. The fair value of investments in common collective funds are determined using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. The fair value of government related securities and corporate bonds is determined based on quoted market prices on national security exchanges, when available, or using valuation models which incorporate certain other observable inputs including recent trading activity for comparable securities and broker-quoted prices.
Future Benefit Payments
The estimated future benefit payments for pension plans are as follows:

2014	2015	2016	2017	2018	2019-2023
$1.3	$1.3	$1.4	$1.5	$1.7	$13.1

The Company expects to contribute $4.1 million to its pension plans in 2014.
Multiemployer Pension and Postretirement Benefit Plans
The Company contributes to multiemployer plans that provide pension and other postretirement benefits to certain employees under collective bargaining agreements. Contributions to these plans were $1.6 million, $1.7 million and $1.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Based on the Company’s contributions to each individual multiemployer plan relative to the total contributions of all participating employers in such plan, no multiemployer plan was deemed to be individually significant to the Company.
Defined Contribution Plans
CBS sponsors defined contribution plans in which substantially all employees of the Company meeting eligibility requirements may participate. Employer contributions to such plans were $3.7 million, $3.4 million and $3.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. On January 1, 2014, the account balances for the Company’s employees were transferred to a defined contribution plan sponsored by the Company.